Retirement And Deferred Compensation Plans	12 Months Ended
Dec. 31, 2011
Retirement And Deferred Compensation Plans [Abstract]
Retirement And Deferred Compensation Plans
08.
Retirement And Deferred Compensation Plans

DEFINED BENEFIT PLANS

We sponsor several qualified and nonqualified pension plans covering permanent employees. The reconciliation of the changes in the plans’ benefit obligations and the fair value of plan assets and the funded status of the plans were as follows:

		U.S. Plans	Non-U.S. Plans
Year Ended December 31	2011	2010	2011	2010
Change in Benefit Obligation
Benefit obligation, beginning of year	$56.2	$51.7	$244.8	$225.6
Service cost	–	–	9.9	8.6
Interest cost	2.8	2.8	12.7	11.7
Curtailments	–	–	(1.9)	–
Transfers	–	–	(0.5)	(0.4)
Actuarial loss	3.1	5.7	9.4	11.8
Plan participant contributions	–	–	2.4	2.1
Benefits paid	(4.6)	(4.0)	(6.6)	(4.1)
Currency exchange rate changes	–	–	(5.5)	(10.5)
Benefit obligation, end of year	$57.5	$56.2	$264.7	$244.8
Change in Plan Assets
Fair value of plan assets, beginning of year	$36.4	$35.0	$226.1	$200.6
Actual return on plan assets	(0.4)	2.7	17.4	20.0
Curtailments	–	–	(1.1)	–
Transfers	–	–	(1.1)	–
Plan participant contributions	–	–	2.4	2.1
Company contributions	3.3	2.7	18.3	16.6
Benefits paid	(4.6)	(4.0)	(6.6)	(4.1)
Currency exchange rate changes	–	–	(5.0)	(9.1)
Fair value of plan assets, end of year	$34.7	$36.4	$250.4	$226.1
Funded Status at End of Year
Funded status, end of year	$(22.8)	$(19.8)	$(14.3)	$(18.7)
Amounts Recognized
Noncurrent assets	$12.2	$14.3	$29.0	$23.7
Current liabilities	(2.8)	(2.6)	(0.2)	(0.4)
Noncurrent liabilities	(32.2)	(31.5)	(43.1)	(42.0)
Net amount recognized	$(22.8)	$(19.8)	$(14.3)	$(18.7)

Amounts recognized in Accumulated other comprehensive income, net of tax, consist of:

		U.S. Plans	Non-U.S. Plans
December 31	2011	2010	2011	2010
Net loss	$12.8	$9.3	$7.0	$2.4
Prior service cost	0.2	0.2	6.5	7.2
Total	$13.0	$9.5	$13.5	$9.6

The accumulated benefit obligation for our plans that have plan assets was $233.2 and $214.9 as of December 31, 2011 and 2010, respectively. The accumulated benefit obligation for certain of our plans exceeded the fair value of plan assets as follows:

December 31	2011	2010
Accumulated benefit obligation	$6.3	$5.8
Plan assets	6.2	5.7

The projected benefit obligation for certain of our plans exceeded the fair value of plan assets as follows:
December 31	2011	2010
Projected benefit obligation	$41.7	$173.7
Plan assets	35.8	163.8

In 2011, our largest plan saw an improvement in its funded status and its projected benefit obligation no longer exceeds its plan assets as of December 31, 2011. As a result, this significant plan was included in the amounts disclosed above for 2010 but not for 2011.

By their nature, certain of our plans do not have plan assets. The accumulated benefit obligation for these plans was $61.3 and $57.1 as of December 31, 2011 and 2010, respectively.

The components of the net periodic benefit cost and other amounts recognized in Other comprehensive loss (income) for all plans were as follows:

Year Ended December 31	2011	2010	2009
Service cost	$9.9	$8.6	$11.1
Interest cost	15.5	14.5	14.1
Expected return on assets	(15.2)	(13.4)	(12.6)
Curtailment and settlement	(1.0)	–	(4.3)
Net gain	(0.2)	(1.2)	(2.1)
Prior service cost	0.7	0.7	0.5
Net periodic benefit cost	9.7	9.2	6.7
Other Changes in Plan Assets and Benefit Obligations
Recognized in Other Comprehensive Loss (Income)
Net loss (gain)	11.6	8.5	(9.0)
Amortization of net gain	0.2	1.2	3.0
Amortization of prior service cost	(0.7)	(0.7)	(0.8)
Total recognized in other comprehensive loss (income)	11.1	9.0	(6.8)
Total recognized in net periodic benefit cost and other comprehensive loss (income)	$20.8	$18.2	$(0.1)

Effective July 1, 2011, we completed a voluntary transition of our Norwegian employees from defined pension plans to defined contribution plans, resulting in a curtailment and settlement gain of $1.0. Effective January 1, 2009, we terminated our defined benefit plan in Japan and replaced it with a defined contribution plan, resulting in a curtailment and settlement gain of $4.3.

The estimated net loss and prior service cost for the defined benefit pension plans that will be amortized from Accumulated other comprehensive income into net periodic benefit cost during 2012 are $1.0 and $0.7, respectively.

The weighted-average assumptions used in the measurement of the benefit obligation were as follows:

		U.S. Plans	Non-U.S. Plans
Year Ended December 31	2011	2010	2011	2010
Discount rate	4.6%	5.1%	4.7%	5.1%
Rate of compensation increase	3.0%	4.0%	4.0%	4.3%

The weighted-average assumptions used in the measurement of the net periodic benefit cost were as follows:

	U.S. Plans			Non-U.S. Plans
Year Ended December 31	2011	2010	2009	2011	2010	2009
Discount rate	5.1%	5.7%	6.4%	5.1%	5.5%	5.7%
Expected long-term return on plan assets	7.0%	7.3%	7.3%	5.3%	5.5%	5.7%
Rate of compensation increase	4.0%	4.0%	4.0%	4.3%	4.5%	4.2%

We determine our assumption for the discount rate to be used for purposes of computing annual service and interest costs based on an index of high-quality corporate bond yields and matched-funding yield curve analysis as of the end of each fiscal year. Our overall expected long-term rate of return on U.S. plan assets is 7.0% .

Our overall expected long-term rate of return on our non-U.S. plans varies by country and ranges from 3.5% to 6.1%. For a majority of our plans, a building block approach has been employed to establish this return. Historical markets are studied and long-term historical relationships between equity securities and fixed income instruments are preserved consistent with the widely accepted capital market principle that assets with higher volatility generate a greater return over time. Current market factors such as inflation and interest rates are evaluated before long-term capital market assumptions are determined. The long-term portfolio return is established with proper consideration of diversification and rebalancing. We also use guaranteed insurance contracts for four of our foreign plans. Peer data and historical returns are reviewed to check for reasonableness and appropriateness of our expected rate of return.

Projected salary levels utilized in the determination of the projected benefit obligation for the pension plans are based upon historical experience and the future expectations for each respective country.

Our plans’ investment policies are to optimize the long-term return on plan assets at an acceptable level of risk and to maintain careful control of the risk level within each asset class. Our long-term objective is to minimize plan expenses and contributions by outperforming plan liabilities. We have historically used a balanced portfolio strategy based primarily on a target allocation of equity securities and fixed-income instruments, which vary by location. These target allocations, which are similar to the 2011 allocations, are determined based on the favorable risk tolerance characteristics of the plan and, at times, may be adjusted within a specified range to advance our overall objective.

The fair value of our pension plan assets are primarily determined by using market quotes and other relevant information that is generated by market transactions involving identical or comparable assets. The fair value of our pension plan assets by asset category was as follows:

	U.S. Plans				Non-U.S. Plans
	Fair Value Measurements Using				Fair Value Measurements Using
		Quoted Prices				Quoted Prices
		in Active	Significant			in Active	Significant
		Markets for	Other	Significant		Markets for	Other	Significant
		Identical	Observable	Unobservable		Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs	December 31,	Assets	Inputs	Inputs
	2011	(Level 1)	(Level 2)	(Level 3)	2011	(Level 1)	(Level 2)	(Level 3)
Asset Category
Cash and cash equivalents(1)	$1.8	$1.8	$–	$–	$1.5	$1.5	$–	$–
Equity securities:
U.S. companies	15.4	15.4	–	–	–	–	–	–
International companies	–	–	–	–	57.9	57.9	–	–
Fixed income securities:
Government bonds(2)	17.5	–	17.5	–	–	–	–	–
Corporate bonds	–	–	–	–	59.4	–	59.4	–
Guaranteed insurance contracts	–	–	–	–	38.4	–	38.4	–
Other types of investments:
Unitized funds(3)	–	–	–	–	87.9	87.9	–	–
Real estate funds	–	–	–	–	5.3	–	5.3	–
	$34.7	$17.2	$17.5	$–	$250.4	$147.3	$103.1	$–

(1)	This category includes a prime obligations money market portfolio.
(2)	This category includes U.S. Treasury/Federal agency securities and foreign government securities.
(3)	This category includes investments in approximately 80% fixed income securities, 10% equity and 10% cash and cash equivalents.

	U.S. Plans				Non-U.S. Plans
	Fair Value Measurements Using				Fair Value Measurements Using
		Quoted				Quoted
		Prices				Prices
		in Active	Significant			in Active	Significant
		Markets for	Other	Significant		Markets for	Other	Significant
		Identical	Observable	Unobservable		Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs	December 31,	Assets	Inputs	Inputs
	2010	(Level 1)	(Level 2)	(Level 3)	2010	(Level 1)	(Level 2)	(Level 3)
Asset Category
Cash and cash equivalents(1)	$2.5	$2.5	$–	$–	$4.2	$4.2	$–	$–
Equity securities:
U.S. companies	15.9	15.9	–	–	2.7	2.2	–	0.5
International companies	–	–	–	–	61.0	61.0	–	–
Fixed income securities:
Government bonds(2)	18.0	–	18.0	–	13.1	–	13.1	–
Corporate bonds	–	–	–	–	49.9	–	49.9	–
Guaranteed insurance contracts	–	–	–	–	8.8	–	8.8	–
Other types of investments:
Unitized funds(3)	–	–	–	–	75.7	75.7	–	–
Equity hedge funds	–	–	–	–	0.9	–	0.9	–
Real estate funds	–	–	–	–	9.8	–	4.8	5.0
	$36.4	$18.4	$18.0	$–	$226.1	$143.1	$77.5	$5.5

(1)	This category includes a prime obligations money market portfolio.
(2)	This category includes U.S. Treasury/Federal agency securities and foreign government securities.
(3)	This category includes investments in approximately 80% fixed income securities and 20% equity.

RETIREE HEALTH CARE PLAN

We provide medical and dental benefits to certain eligible retired employees in the U.S. Due to the nature of the plan, there are no plan assets. The reconciliation of the changes in the plan’s benefit obligation and the statement of the funded status of the plan were as follows:

Year Ended December 31	2011	2010
Change in Benefit Obligation
Benefit obligation, beginning of year	$25.5	$24.6
Service cost	0.1	0.1
Interest cost	1.3	1.4
Actuarial loss	3.3	1.1
Benefits paid	(1.9)	(1.9)
Plan participant contributions	0.1	–
Retiree drug subsidy reimbursement	0.1	0.2
Benefit obligation, end of year	$28.5	$25.5
Funded Status at End of Year
Funded status, end of year	$(28.5)	$(25.5)
Amounts Recognized
Current liabilities	$(1.6)	$(1.6)
Noncurrent liabilities	(26.9)	(23.9)
Net amount recognized	$(28.5)	$(25.5)

The amount recognized in Accumulated other comprehensive income, net of tax, consisted of a net loss of $0.7 in 2011 and a net gain of $1.5 in 2010.

The discount rate used in the measurement of the benefit obligation was 4.8% and 5.1% in 2011 and 2010, respectively. The discount rate used in the measurement of net periodic benefit cost was 5.3%, 5.7% and 6.4% in 2011, 2010 and 2009, respectively. The components of net periodic benefit cost for this plan were as follows:

Year Ended December 31	2011	2010	2009
Net Periodic Benefit Cost
Service cost	$0.1	$0.1	$0.1
Interest cost	1.3	1.4	1.4
Net gain	–	(0.1)	(0.7)
Net periodic benefit cost	1.4	1.4	0.8
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Loss
Net loss	3.3	1.1	1.8
Amortization of net gain	–	0.1	0.7
Total recognized in other comprehensive loss	3.3	1.2	2.5
Total recognized in net periodic benefit cost and other comprehensive loss	$4.7	$2.6	$3.3

For the retiree health care plan, no amount is estimated to be amortized from Accumulated other comprehensive loss into net periodic benefit cost during 2012.

The health care cost trend rate was assumed to remain flat at 7.5% through 2013, then grading to an ultimate rate of 5.0% in 2020. Assumed health care cost trend rates have a significant effect on the amounts reported. A one-percentage point change in the assumed health care cost trend rate would have the following effects:

	1% Increase	1% Decrease
Effect on total of service and interest cost components	$0.2	$(0.2)
Effect on benefit obligation	3.7	(3.2)

FUTURE CONTRIBUTIONS AND PAYMENTS

During 2012, we plan to contribute $20.0 to our pension plans and to fund our retiree health care payments as incurred. Projected benefit payments from the plans as of December 31, 2011 were estimated as follows:

		Retiree Health
Year	Pension Plans	Care Plan
2012	$10.2	$1.4
2013	10.6	1.5
2014	11.3	1.5
2015	11.9	1.5
2016	12.6	1.6
2017–2021	76.8	8.2
Total projected benefit payments	$133.4	$15.7

DEFINED CONTRIBUTION PLANS

We have defined contribution plans covering substantially all permanent U.S. employees and various other employees throughout the world. Employees may elect to contribute a portion of their salary to the plans and we match a portion of their contributions up to a maximum percentage of the employee’s salary. In addition, profit sharing contributions are made if a targeted earnings level is reached. The total expense for our match and any profit sharing contributions was $24.6, $23.7 and $22.7 for the years ended December 31, 2011, 2010 and 2009, respectively. One of our U.S. deferred compensation plans had an asset and liability of $41.3 and $35.6 as of December 31, 2011 and 2010, respectively.